S000080108 [Member] Investment Strategy - iShares Lithium Miners and Producers ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the STOXX Global Lithium Miners and Producers Index (the “Underlying Index”), which has been developed by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the STOXX Global Lithium Universe Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small-capitalization stocks from developed and emerging markets. The Underlying Index captures the performance of equity securities of companies involved in lithium ore mining and/or lithium compounds manufacturing.
To construct the Underlying Index, the Index Provider begins with common equity securities from the Parent Index and selects stocks that have a free-float market capitalization of $100 million or greater, 3-month Average Daily Traded Volume (“ADTV”) equal to or exceeding $1 million and have FactSet’s Revere Business and Industry Classification System (“RBICS”) Focus Level 1 classification of Non-Energy Materials. The following RBICS sectors are defined for the selection process: Africa Lithium Ore Mining, Australia including Oceania Lithium Ore Mining, Diversified Lithium Ore Mining, Europe Lithium Ore Mining, Latin America Lithium Ore Mining, North America Lithium Ore Mining, Pan-Americas Lithium Ore Mining, Pan-Asia/Pacific Lithium Ore Mining and Rest of Asia/Pacific Lithium Ore Mining (the “Lithium Ore Mining RBICS Focus Level 6” or “Lithium Ore Mining RBICS” sectors).

From the remaining securities, the Index Provider selects Tier 1 securities according to the following steps: (i) companies categorized as one of the Lithium Ore Mining RBICS sectors (ii) companies categorized as Lithium Compounds
Manufacturing under RBICS Focus Level 6 (or “Lithium Compounds Manufacturing” sub-category) and (iii) companies that derive at least 50% combined revenues from the Lithium Ore Mining RBICS sectors and Lithium Compounds Manufacturing sub-category.

Following the Tier 1 selection, the Index Provider ranks and selects, as Tier 2 eligible securities, companies with at least 25% but less than 50% combined revenues derived from the Lithium Ore Mining RBICs sectors and Lithium Compounds Manufacturing sub-category from highest to lowest revenue exposure. All Tier 1 constituents are selected for the Underlying Index. However, if there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents. The Index Provider’s methodology does not require a minimum number of Tier 1 securities.

The Index Provider applies tier group weight limits. For Tier 1, the Index Provider applies at least a 25% weighting to the categories within steps (i) and (ii) above, as well as a maximum weight of 25% to Tier 2 securities. In addition, the Index Provider applies at least a 90% weighting to High Exposure Companies, which it defines as a combination of (i) Tier 1 constituents and (ii) companies that are in the top twenty percent in terms of market share. Market share is defined by STOXX as the percentile ranking of all companies in the Parent Index with combined revenue from the Lithium Ore Mining RBICS sectors and Lithium Compounds Manufacturing sub-category greater than or equal to 1 million USD. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8% and securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance.
As of March 31, 2026, the Underlying Index had 34 securities and a significant portion of the index was represented by securities of companies in the materials industry or sector. The Underlying Index may include large-, mid- and small-capitalization companies. As of March 31, 2026, the Underlying Index was composed of securities of companies in the following countries: Australia, Chile, China, South Korea, and the U.S. The Underlying Index will be reviewed and reconstituted on an annual basis in September and rebalanced quarterly.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.